Document and Entity Information	Jun. 15, 2018	Jun. 12, 2018
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	Oct. 31, 2017
Registrant Name	FINANCIAL INVESTORS TRUST
Central Index Key	0000915802
Amendment Flag	false
Document Creation Date	Jun. 12, 2018
Document Effective Date	Jun. 12, 2018
Prospectus Date	Jun. 12, 2018
ALPS/Red Rocks Listed Private Equity Fund | Class A
Prospectus [Line Items]
Trading Symbol		LPFAX
ALPS/WMC Research Value Fund | Class A
Prospectus [Line Items]
Trading Symbol		AMWAX
Clough China Fund | Class A
Prospectus [Line Items]
Trading Symbol		CHCAX
ALPS/CoreCommodity Management CompleteCommodities Strategy Fund | Class A
Prospectus [Line Items]
Trading Symbol		JCCSX
RiverFront Asset Allocation Aggressive | Class A
Prospectus [Line Items]
Trading Symbol		RLAAX
RiverFront Asset Allocation Growth | Class A
Prospectus [Line Items]
Trading Symbol		RMBAX
RiverFront Asset Allocation Growth & Income | Class A
Prospectus [Line Items]
Trading Symbol		RAGIX
RiverFront Asset Allocation Moderate | Class A
Prospectus [Line Items]
Trading Symbol		RMOAX
RiverFront Asset Allocation Income & Growth | Class A
Prospectus [Line Items]
Trading Symbol		RCCAX
ALPS/Kotak India Growth Fund | Class A
Prospectus [Line Items]
Trading Symbol		INAAX
ALPS | Metis Global Micro Cap Value Fund | Class A
Prospectus [Line Items]
Trading Symbol		MEAAX